Loan Receivable (Details Narrative) - USD ($)	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 25, 2021	Dec. 17, 2020
British Virgin Island Corporation [Member]
Principal amount							$ 26,500,000
Interest rate							3.00%
Loan receivable							$ 26,500,000
Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd [Member] | Forecast [Member]
Loan receivable	$ 5,000,000	$ 10,000,000	$ 5,000,000	$ 5,000,000	$ 1,500,000
Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd [Member] | Subsequent Event [Member]
Loan receivable						$ 26,500,000